COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 02, 2016 lawsuit
COMMITMENTS AND CONTINGENCIES
Future operating lease obligations	$ 43.2	$ 39.4
Commitments for capital expenditures	485.1	424.1
Future purchase commitments	$ 2,684.7	$ 1,617.1
Compania Minera Maricunga ("CMM") | Other regulatory matters
COMMITMENTS AND CONTINGENCIES
Number of lawsuits | lawsuit			2